Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

23.  Trade and other payables

	December 31,	December 31,
	2022	2021
Non-current trade and other payables
Deferred consideration (Note 9)	45,691	110,236
Total	45,691	110,236
Current trade and other payables
Taxes payable	1,044,873	963,055
Trade payables	369,419	373,996
Payables to employees	486,445	359,418
Deferred consideration (Note 9)	63,686	67,267
Other payables	78,582	52,377
Total	2,043,005	1,816,113

The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 27.